Shareholders Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended			12 Months Ended
	May 31, 2022	Feb. 28, 2022	Mar. 31, 2011	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Aug. 26, 2024	Jul. 22, 2021	Jul. 21, 2021
Common stock, shares authorized				500,000,000	500,000,000
Ordinary shares to be issued				2,857	2,857
Description of dividend shares	the Company consolidated its ordinary shares at a ratio of one-for-twenty-five. On September 25, 2023, the Company consolidated its ordinary shares at a ratio of one-for-eight, and, immediately following the share consolidation, the authorized share capital of the Company was increased from $2.5 million divided into 12.5 million ordinary shares of $0.20 par value each to $100 million divided into 500 million ordinary shares of $0.20 par value each by creation of an additional 487.5 million ordinary shares of $0.20 par value each
Common stock, shares issued				1,154,000	474,137
Ordinary shares, par value (in dollars per share)								$ 0.001	$ 0.001
Statutory reserve				$ 0.7	$ 1.7
Redemption of convertible notes				$ 1.2	$ 1.1
Shares issued under Share incentive plan				1,168,000
Percentage of shares issued under share incentive plan				10.00%
Vesting percentage				20.00%
Ordinary shares granted			596,600
Statutory surplus reserve				10.00%
Price per share				$ 0.30	$ 0.38	$ 0.20
Ordinary stock, shares issued others				3,433,167	21,052,632	30,000,000
Ordinary shares cancelled				2,292	473	66
Warrants issued							3,433,167
Warrants exercise price							$ 0.75
Warrants outstanding				3,433,167
Proceeds from issuance of stock		$ 6.0		$ 0.8	$ 7.9
Share consolidation description					the issuance of 21,052,632 ordinary shares was retrospectively adjusted to 2,631,579 ordinary shares	the issuance of 30 million ordinary shares was first retrospectively adjusted to 1.2 million ordinary shares and then 150,000 ordinary shares
Common stock, shares authorized
Common stock, shares authorized								600,000,000	200,000,000
Farmmi Inc.
Ownership in subsidiary						50.00%